Subsidiary Guarantors - Condensed Consolidating Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Net sales									$ 7,646.5	$ 6,856.6	$ 6,750.2
Other revenues									73.1	52.5	45.9
Total revenues	2,082.7	2,084.0	1,837.3	1,715.6	1,808.5	1,767.4	1,701.7	1,631.5	7,719.6	6,909.1	6,796.1
Cost of sales									4,191.6	3,868.8	3,887.8
Gross profit	969.0	1,012.4	808.8	737.8	795.9	808.5	742.4	693.5	3,528.0	3,040.3	2,908.3
Research and development									581.8	507.8	401.3
Selling, general and administrative									1,625.7	1,408.5	1,392.4
Litigation settlements, net									47.9	(14.6)	(3.1)
Other Operating Income (Expense), Net									(80.0)	3.1	8.3
Total operating expenses									2,175.4	1,904.8	1,798.9
Earnings from operations									1,352.6	1,135.5	1,109.4
Interest expense									333.2	313.3	308.7
Other expense (income), net									44.9	74.9	(3.5)
Earnings before income taxes and noncontrolling interest									974.5	747.3	804.2
Income tax provision									41.4	120.8	161.2
Earnings of equity interest subsidiaries									0	0	0
Net earnings	190.5	499.4	126.6	116.6	180.9	159.4	178.7	107.5	933.1	626.5	643.0
Net earnings attributable to the noncontrolling interest									(3.7)	(2.8)	(2.1)
Net earnings attributable to Mylan Inc. common shareholders	189.2	499.1	125.2	115.9	180.2	158.9	177.7	106.9	929.4	623.7	640.9
Eliminations
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Research and development									0	0	0
Selling, general and administrative									0	0	0
Litigation settlements, net									0	0	0
Other Operating Income (Expense), Net									0	0	0
Total operating expenses									0	0	0
Earnings from operations									0	0	0
Interest expense									0	0	0
Other expense (income), net									0	0	0
Earnings before income taxes and noncontrolling interest									0	0	0
Income tax provision									0	0	0
Earnings of equity interest subsidiaries									(1,775.6)	(1,377.4)	(1,378.4)
Net earnings									(1,775.6)	(1,377.4)	(1,378.4)
Net earnings attributable to the noncontrolling interest									0	0	0
Net earnings attributable to Mylan Inc. common shareholders									(1,775.6)	(1,377.4)	(1,378.4)
Mylan Inc.
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Research and development									0	0	0
Selling, general and administrative									608.8	521.0	473.7
Litigation settlements, net									0	0	0
Other Operating Income (Expense), Net									0	0	0
Total operating expenses									608.8	521.0	473.7
Earnings from operations									(608.8)	(521.0)	(473.7)
Interest expense									273.4	259.7	262.0
Other expense (income), net									0	0	0
Earnings before income taxes and noncontrolling interest									(882.2)	(780.7)	(735.7)
Income tax provision									(39.7)	(29.8)	(0.3)
Earnings of equity interest subsidiaries									1,775.6	1,377.4	1,378.4
Net earnings									933.1	626.5	643.0
Net earnings attributable to the noncontrolling interest									0	0	0
Net earnings attributable to Mylan Inc. common shareholders									933.1	626.5	643.0
Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Research and development									0	0	0
Selling, general and administrative									0	0	0
Litigation settlements, net									0	0	0
Other Operating Income (Expense), Net									0	0	0
Total operating expenses									0	0	0
Earnings from operations									0	0	0
Interest expense									0	0	0
Other expense (income), net									0	0	0
Earnings before income taxes and noncontrolling interest									0	0	0
Income tax provision									0	0	0
Earnings of equity interest subsidiaries									0	0	0
Net earnings									0	0	0
Net earnings attributable to the noncontrolling interest									0	0	0
Net earnings attributable to Mylan Inc. common shareholders									0	0	0
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Net sales									7,646.5	6,856.6	6,750.2
Other revenues									73.1	52.5	45.9
Total revenues									7,719.6	6,909.1	6,796.1
Cost of sales									4,191.6	3,868.8	3,887.8
Gross profit									3,528.0	3,040.3	2,908.3
Research and development									581.8	507.8	401.3
Selling, general and administrative									1,016.9	887.5	918.7
Litigation settlements, net									47.9	(14.6)	(3.1)
Other Operating Income (Expense), Net									(80.0)	3.1	8.3
Total operating expenses									1,566.6	1,383.8	1,325.2
Earnings from operations									1,961.4	1,656.5	1,583.1
Interest expense									59.8	53.6	46.7
Other expense (income), net									44.9	74.9	(3.5)
Earnings before income taxes and noncontrolling interest									1,856.7	1,528.0	1,539.9
Income tax provision									81.1	150.6	161.5
Earnings of equity interest subsidiaries									0	0	0
Net earnings									1,775.6	1,377.4	1,378.4
Net earnings attributable to the noncontrolling interest									(3.7)	(2.8)	(2.1)
Net earnings attributable to Mylan Inc. common shareholders									$ 1,771.9	$ 1,374.6	$ 1,376.3